Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 11: GOODWILL AND OTHER INTANGIBLE ASSETS

a.	The following table presents activity in goodwill and intangible assets during the years ended December 31, 2024, and 2023:

	Trade Name	Customer Relationships	Licenses	Technology	Goodwill	Total
Intangible assets, at cost:
Balance as of January 1, 2023	416	1,732	1,661	430	2,290	6,529
Adjustments arising from translating financial statements from functional currency to presentation currency	(11)	(39)	(13)	-	(37)	(100)

Balance as of December 31, 2023	405	1,693	1,648	430	2,253	6,429
Discard
Adjustments arising from translating financial statements from functional currency to presentation currency	(2)	(7)	(2)	-	(6)	(17)
Deconsolidated subsidiary	(403)	(1,403)	(446)	-	(1,230)	(3,482)

Balance as of December 31, 2024	-	283	1,200	430	1,017	2,930

Accumulated amortization and impairment:
Balance as of January 1, 2023	64	217	-	430	-	711
Amortization expense	37	131	-	-	-	168
Balance as of December 31, 2023	101	348	-	430	-	879
Amortization expense	34	118	-	-	-	152
Deconsolidated subsidiary	(135)	(466)	-	-	-	(601)
Balance as of December 31, 2024	-	-	-	430	-	430

Net intangible assets at cost, at December 31, 2023	$304	$1,345	$1,648	$-	$2,253	$5,550
Net intangible assets at cost, at December 31, 2024	-	283	1,200	-	1,017	2,500

b.	Useful life of intangible assets:

The useful life of intangible assets is as follows:

	Licenses	Customer Relationships INXS

Useful life	Indefinite	Indefinite

Amortization method	Not amortized	Not amortized

Licenses don’t have a fixed term and do not require renewal. Consequently, licenses have an indefinite useful life.

c.	Amortization expense:

Amortization of intangible assets of $152 and $168 for the years ended December 31, 2024, and 2023, respectively, is recorded in profit or loss within General and administrative expenses.

d.	Net carrying value:

As of December 31, 2024, the net carrying amounts of goodwill, licenses, trade name and customer relationships were allocated as follows (each representing a cash-generating unit):

INXS

Goodwill	$1,017

Licenses	1,200
Customer Relationships	283
Total Intangible Assets	$1,483

The recoverable amounts of goodwill and intangible assets related to INXS (digital assets segment), prepared by an independent valuation specialist, were determined based on the value in use which is calculated at the expected estimated future cash flows from each cash-generating unit, as determined according to the budget for the next five years and approved by the Company’s management. The projected cash flows for the period exceeding five years are estimated using a fixed growth rate of 3%, representing the long-term average growth rate for each cash generating unit. The pre-tax discount rate of the cash flows is estimated at 29.13 percent.

The recoverable amounts as determined above exceed the carrying amounts of goodwill and intangible assets of INXS.

The value in use for all cash-generating units may change if any changes occur in the following key assumptions:

●	Discount rate.

●	Growth rate for the period exceeding the five budget years.

Discount rate: The discount rate reflects management’s assumptions regarding each unit’s specific risk. In determining the appropriate discount rate for each unit, the Company relied on the rate of return of long-term government bonds relevant for each unit.

Sensitivity analysis of changes in assumptions: With respect to assumptions used in determining the value in use as described above, management believes that there are no reasonably expected changes in the key assumptions detailed above, which might lead to a significant change in the carrying amounts of goodwill and intangible assets related to INXS recoverable amounts.